Employee Benefits - Bonus Costs Under Performance Related Bonus Plan (Detail) (Senior Management [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus expenses	€ 30,631	€ 14,588	€ 13,131